Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Proto Labs, Inc.
Entity Incorporation, State or Country Code	MN
Entity File Number	001-35435
Entity Tax Identification Number	41-1939628
Entity Address, Address Line One	5540 Pioneer Creek Drive
Entity Address, City or Town	Maple Plain
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55359
City Area Code	(763)
Local Phone Number	479-3680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	PRLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001443669
Amendment Flag	false